Stock-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 937	$ 679	$ 510
Income tax benefits	(213)	(155)	(116)
Net stock-based compensation cost	724	524	393
Unrecognized compensation cost related to non-vested awards	$ 1,400
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 2 months 12 days
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 153	100	82
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	586	453	361
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 198	$ 126	$ 67